Stock-Based Incentive Plan (Stock-Based Compensation Plans, Nonvested, Changes During the Year) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, Number of Restricted Stock Awards, Beginning balance	2,520,487
Nonvested, Weighted Average Grant-Date Fair Value per Share, Beginning balance	$ 20.16
Granted, number of restricted stock awards	936,512
Granted, Weighted Average Grant-Date Fair Value per Share	$ 23.27
Released, Number of Restricted Stock Awards	(794,748)
Released, Weighted Average Grant-Date Fair Value per Share	$ 16.15
Forfeited, Number of Restricted Stock Awards	(163,935)
Forfeited, Weighted Average Grant-Date Fair Value per Share	$ 22.23
Nonvested, Number of Restricted Stock Awards, Ending balance	2,498,316
Nonvested, Weighted Average Grant-Date Fair Value per Share, Ending balance	$ 22.47